Loss per Share (Tables)	12 Months Ended
Jan. 31, 2018
Earnings Per Share [Abstract]
Disclosure of detailed information about earning loss per share [Text Block]
(a)	Basic and diluted loss per share

	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$	NZ$	NZ$	NZ$
From continuing operations attributable to the ordinary equity holders of the company	(131.38)	(60.54)	(82.86)	(52.79)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	(131.38)	(60.54)	(82.86)	(52.79)

All convertible notes issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 January 2018. These notes could potentially dilute earnings/loss per share in the future.

(b)	Reconciliation of loss used in calculating loss per share

For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Basic and diluted loss per share
Profit/(loss) attributable to the ordinary equity holders of the company used in calculating basic earnings per share:	(37,445)	(16,008)	(20,715)	(13,198)

(c)	Weighted average number of shares used as the denominator

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	Number	Number	Number	Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	285,019	264,441	250,000	250,000